Financial and capital risk management - Debentures convertible into shares (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) R$ / shares	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($)	Dec. 31, 2020 item	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020	Dec. 09, 2020 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (34)	$ (324)	$ (67)
Call options -Debentures- Sold
Derivative financial instruments.
Notional | EquityInstruments		140,239
Average strike per share				8,346.00		8.00	8.00
Fair value of liabilities		$ (51)
Financial settlement inflows (outflows)	$ 235
Value at risk							$ 241
Debentures convertible into shares
Derivative financial instruments.
Notional | EquityInstruments		1,009			976
Average strike per share | R$ / shares	7,121